Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Disaggregation of Revenue

	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	($)	($)	($)
Borborema	3,631	2,459	74
Borden	989	636	520
Canadian Malartic	218	1,855	709
Côté Gold	4,232	1,145	—
Cozamin	1,349	1,159	438
Vareš	3,224	893	—
Others	1,967	1,956	1,307
	15,610	10,103	3,048